Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of equity incentive plan
		Weighted Average
	Number of Options	Exercise Price

Outstanding at January 1, 2017	141,250	$14.83
Forfeited	(141,250)	22.61
Outstanding at December 31, 2017	—	N/A

Schedule of other stock options
		Weighted Average
	Number of Options	Exercise Price

Outstanding at January 1, 2017	145,950	$3.18
Forfeited	(145,950)	22.61
Outstanding at December 31, 2017	—	N/A